Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 1,779,453	$ 1,069,505
Operating costs and expenses:
Lease operating expenses	1,302,454	1,394,411
Depreciation, depletion and amortization	421,414	335,348
General and administrative expenses	1,742,249	1,761,060
Total operating costs and expenses	3,466,117	3,490,819
Loss from operations	(1,686,664)	(2,421,314)
Other income (expense):
Change in fair value of warrants	222,546	(32,874)
Allowance on other receivables	(203,906)	(509,283)
Exchange gain (loss)	(229,798)	132,463
Other income, net	14,941	6,234
Total other expenses, net	(196,217)	(403,460)
Loss before income tax	(1,882,881)	(2,824,774)
Income tax provision
Net loss	(1,882,881)	(2,824,774)
Comprehensive loss:
Actuarial gain for post-employment benefits	1,633	2,357
Total comprehensive loss	$ (1,881,248)	$ (2,822,417)
Loss per ordinary share attributable to the Company
Basic	$ (0.12)	$ (0.19)
Diluted	$ (0.12)	$ (0.19)
Weighted average number of ordinary shares outstanding
Basic	15,107,123	14,987,474
Diluted	15,107,123	14,987,474